INCOME TAXES - Significant Components of Company's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Prepaid expenses	$ 13,010	$ 5,102
State net operating loss	26,121	24,162
Federal net operating loss	88,818	84,017
Foreign net operating loss	8,656	2,106
Other	55	55
Valuation allowance	(103,336)	(89,066)
Total deferred tax assets	33,324	26,376
Deferred tax liabilities:
Property, plant and equipment	28,399	2,119
Deferred revenue related to future revenues and accounts receivable	33,582	25,021
Deferred revenue related to cemetery property	5,875	5,825
Total deferred tax liabilities	67,856	32,965
Net deferred tax liabilities	$ 34,532	$ 6,589